Intangible Assets, Net - Schedule of Intangible Assets Stated at Cost Less Accumulated Amortization and Impairment (Details) - Finite-Lived Intangible Assets [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets Stated at Cost Less Accumulated Amortization and Impairment [Line Items]
Intangible assets, cost	$ 9,532,265	$ 8,982,634
Less:
Accumulated amortization	(3,503,370)	(3,342,924)
Impairment	(5,811,592)	(5,567,801)
Intangible assets, net	217,303	71,909
Copyrights of Course Videos [Member]
Schedule of Intangible Assets Stated at Cost Less Accumulated Amortization and Impairment [Line Items]
Intangible assets, cost	4,856,539	4,652,811
Intellectual Property Rights [Member]
Schedule of Intangible Assets Stated at Cost Less Accumulated Amortization and Impairment [Line Items]
Intangible assets, cost	$ 4,675,726	$ 4,329,823